SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 1,186,774	¥ 8,186,367		¥ 14,815,743
Less: allowance for doubtful accounts	(8,128)	(56,070)	$ (13,321)	(91,886)	¥ (641,101)
Total Accounts receivable, net	$ 1,178,646	¥ 8,130,297		¥ 14,723,857